Independent Bank Corporation (Parent Company Only) Financial Information - Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Cash Flows [Abstract]
Net income	$ 66,790	$ 59,067	$ 63,351
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH FROM OPERATING ACTIVITIES
Deferred income tax expense (benefit)	(1,248)	215	(359)
Share based compensation	2,332	2,229	2,143
(Increase) decrease in accrued income and other assets	(25,187)	(14,617)	(25,843)
Increase (decrease) in accrued expenses and other liabilities	1,017	(3,597)	14,648
Total Adjustments	(3,639)	16,522	31,281
Net Cash From Operating Activities	63,151	75,589	94,632
CASH FLOW USED IN INVESTING ACTIVITIES
Net Cash Used In Investing Activities	(118,159)	(162,945)	(424,592)
CASH FLOW USED IN FINANCING ACTIVITIES
Dividends paid	(20,045)	(19,327)	(18,565)
Proceeds from issuance of common stock	13	70	77
Share based compensation withholding obligation	(1,051)	(650)	(620)
Repurchase of common stock	0	(5,157)	(4,010)
Net Cash From Financing Activities	5,109	182,766	294,858
Net Increase (Decrease) in Cash and Cash Equivalents	(49,899)	95,410	(35,102)
Cash and Cash Equivalents at Beginning of Year	169,781
Cash and Cash Equivalents at End of Year	119,882	169,781
Parent Company
Statement of Cash Flows [Abstract]
Net income	66,790	59,067	63,351
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH FROM OPERATING ACTIVITIES
Deferred income tax expense (benefit)	72	(56)	(110)
Share based compensation	61	91	95
Accretion of discount on subordinated debt and debentures	144	145	144
(Increase) decrease in accrued income and other assets	(4,483)	1,857	(6,012)
Increase (decrease) in accrued expenses and other liabilities	5,334	(2,862)	5,205
Equity in undistributed net income of subsidiaries	(45,724)	(39,299)	(37,193)
Total Adjustments	(44,596)	(40,124)	(37,871)
Net Cash From Operating Activities	22,194	18,943	25,480
CASH FLOW USED IN INVESTING ACTIVITIES
Purchases of interest bearing deposits - time	(145,000)	(80,000)	(115,000)
Maturity of interest bearing deposits - time	145,000	80,000	115,000
Net Cash Used In Investing Activities	0	0	0
CASH FLOW USED IN FINANCING ACTIVITIES
Dividends paid	(20,045)	(19,327)	(18,565)
Proceeds from issuance of common stock	2,284	2,208	2,124
Share based compensation withholding obligation	(1,051)	(650)	(620)
Repurchase of common stock	0	(5,157)	(4,010)
Net Cash From Financing Activities	(18,812)	(22,926)	(21,071)
Net Increase (Decrease) in Cash and Cash Equivalents	3,382	(3,983)	4,409
Cash and Cash Equivalents at Beginning of Year	6,519	10,502	6,093
Cash and Cash Equivalents at End of Year	$ 9,901	$ 6,519	$ 10,502